Shareholder Report, Holdings (Details)	Nov. 30, 2024
Institutional Share Class | Fidelity Institutional Money Market Treasury Portfolio Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.79%
Institutional Share Class | Alphabet Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.38%
Institutional Share Class | Bank N Y Mellon [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.47%
Institutional Share Class | Mc Kesson Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.17%
Institutional Share Class | Shell Plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.07%
Institutional Share Class | Cencora Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.76%
Institutional Share Class | Prestige Consumer Health [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.61%
Institutional Share Class | Novartis Ag [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.48%
Institutional Share Class | Booking Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.12%
Institutional Share Class | Charles Schwab [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.03%
Institutional Share Class | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
Institutional Share Class | Communication Services [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%
Institutional Share Class | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	16.36%
Institutional Share Class | Consumer Defensive [Member]
Holdings [Line Items]
Percent of Total Investments	3.64%
Institutional Share Class | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	6.72%
Institutional Share Class | Financial Service [Member]
Holdings [Line Items]
Percent of Total Investments	11.53%
Institutional Share Class | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	29.49%
Institutional Share Class | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	0.88%
Institutional Share Class | Money Market Fund [Member]
Holdings [Line Items]
Percent of Total Investments	15.82%
Institutional Share Class | Technology [Member]
Holdings [Line Items]
Percent of Total Investments	6.26%
Institutional Share Class [Default Label] | Fidelity Institutional Money Market Treasury Portfolio Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
Institutional Share Class [Default Label] | Alphabet Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.79%
Institutional Share Class [Default Label] | Meta Platforms Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.76%
Institutional Share Class [Default Label] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.64%
Institutional Share Class [Default Label] | Check Point Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.81%
Institutional Share Class [Default Label] | Cisco Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.42%
Institutional Share Class [Default Label] | Kla Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Institutional Share Class [Default Label] | Itruan Location Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.12%
Institutional Share Class [Default Label] | Net App Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.94%
Institutional Share Class [Default Label] | Cgi Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.68%
Institutional Share Class [Default Label] | Money Market Fund [Member]
Holdings [Line Items]
Percent of Total Investments	14.46%
Institutional Share Class [Default Label] | Aerospace Defense [Member]
Holdings [Line Items]
Percent of Total Investments	1.38%
Institutional Share Class [Default Label] | Communication Equipment [Member]
Holdings [Line Items]
Percent of Total Investments	6.53%
Institutional Share Class [Default Label] | Computer Hardware [Member]
Holdings [Line Items]
Percent of Total Investments	4.74%
Institutional Share Class [Default Label] | Consulting Svcs [Member]
Holdings [Line Items]
Percent of Total Investments	1.63%
Institutional Share Class [Default Label] | Consumer Electronics [Member]
Holdings [Line Items]
Percent of Total Investments	4.63%
Institutional Share Class [Default Label] | Credit Services [Member]
Holdings [Line Items]
Percent of Total Investments	2.21%
Institutional Share Class [Default Label] | Drug Manufactureres [Member]
Holdings [Line Items]
Percent of Total Investments	1.55%
Institutional Share Class [Default Label] | Electronics Computer Dist [Member]
Holdings [Line Items]
Percent of Total Investments	1.65%
Institutional Share Class [Default Label] | Information Technology [Member]
Holdings [Line Items]
Percent of Total Investments	11.46%
Institutional Share Class [Default Label] | Internet Content Info [Member]
Holdings [Line Items]
Percent of Total Investments	15.12%
Institutional Share Class [Default Label] | Internet Retail [Member]
Holdings [Line Items]
Percent of Total Investments	3.83%
Institutional Share Class [Default Label] | Semiconductor Equip [Member]
Holdings [Line Items]
Percent of Total Investments	5.61%
Institutional Share Class [Default Label] | Software Application [Member]
Holdings [Line Items]
Percent of Total Investments	6.11%
Institutional Share Class [Default Label] | Software Infrastructure [Member]
Holdings [Line Items]
Percent of Total Investments	17.51%
Institutional Share Class [Default Label] | Telecom Services [Member]
Holdings [Line Items]
Percent of Total Investments	1.58%